Trade and Other Payables - Summary of Other Non-current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Trade and other non-current payables [abstract]
Other payables (Note 31, Note 34)	¥ 188,725	$ 29,851	¥ 191,563